Balance Sheets (Unaudited) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 30, 2011	Mar. 11, 2005
Current Assets:
Cash and cash equivalents	$ 16,610	$ 932	$ 3,372	$ 54	$ 4,844
Inventories	245,289	278,564		321,791
Prepaid expenses and other current assets	6,319	2,932		4,859
Total current assets	268,218	282,428		326,704
Property and equipment, net	193,524	270,189		356,656
Intangibles	133,802	133,517		106,687
Total assets	595,544	686,134		790,047
Current liabilities:
Accounts payable and accrued liabilities	2,436,444	1,867,192		1,122,371
Accounts payable and accrued liabilities, related parties	87,845	132,407		73,957
Payable to Yeso-med	4,669,290	3,247,095
Unearned revenue	89,771	73,495
Payable for indemnification	1,381,236	1,376,084		1,347,806			1,088,067
Convertible notes, net of discounts	511,960	494,708		184,289
Convertible notes, related parties	75,000	75,000		32,466
Derivative liability, note conversion feature	406,047	658,453		364,802		442,311
Total liabilities	9,657,593	7,924,434		4,406,551
Series 2006 Preferred stock, $0.001 par value, 5,000,000 shares authorized; 1,000,000 shares issued and outstanding	1,000	1,000		1,000
Common stock, $0.001 par value; 250,000,000 shares authorized; 168,716,800 and 107,039,034 shares issued and outstanding, respectively	168,716	107,039		72,785
Additional paid-in capital	38,000,978	37,087,921		34,319,432
Subscriptions receivable	(71,000)	(71,000)		(71,000)
Accumulated deficit	(47,161,743)	(44,363,260)		(37,938,721)
Total stockholders’ deficit	(9,062,049)	(7,238,300)		(3,616,504)
Total liabilities and stockholders’ deficit	$ 595,544	$ 686,134		$ 790,047